Trade and other payables - Narrative (Details) - BER Technology - CNY (¥)		6 Months Ended	12 Months Ended
	Dec. 30, 2022	Dec. 31, 2022	Dec. 31, 2022
Trade and other payables
Remaining equity interest (as a percent)	20.00%	20.00%
Initial redemption liability		¥ 44,105,000	¥ 44,105,000
Remeasurement amount of redemption liability		15,000,000	¥ 15,000,000
Put option
Trade and other payables
Remaining equity interest (as a percent)			48.33%
Initial redemption liability		183,569,000	¥ 183,569,000
Remeasurement amount of redemption liability		¥ 228,937,000	¥ 228,937,000